Other long-term liabilities (Details Textual) (CAD) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Other long-term liabilities (Textual) [Abstract]
Environmental remediation, including current portion	97	107
Restructuring provision, including current portion	55	72	77
Expected time period for payment of Provision for environmental remediation	10 years
Environmental remediation costs charged to income	3	4	3